FAIR VALUE MEASUREMENTS (Details 3) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Balance at beginning	$ 36	$ 1,317
Change in fair value	(7)	(1,281)
Balance at ending	29	36
Conversion Option Derivative [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Balance at beginning	3,052	1,343
Change in fair value	(2,912)	1,709
Balance at ending	140	3,052
Call And Contingent Put Derivative [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Balance at beginning	2,301	1,651
Change in fair value	2,048	650
Balance at ending	$ 4,349	$ 2,301